OTHER LIABILITIES - NON-CURRENT (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities [Abstract]
Moratorium liability		$ 5,583	$ 14,487
Lease liabilities		3,346	0
Non-current provisions		$ 8,929	$ 14,487
Tax moratorium liability, interest rate	1.50%
Export duties paid	$ 6,646